Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000203678
Shareholder Report [Line Items]
Fund Name	LSV Emerging Markets Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/emerging-markets-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Institutional Class Shares	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 116,857,000
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 253
InvestmentCompanyPortfolioTurnover	7.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.8%
Repurchase Agreement	0.7%
United Arab Emirates	1.5%
Indonesia	1.6%
Poland	2.0%
Thailand	2.1%
Mexico	2.9%
Saudi Arabia	2.9%
South Africa	3.4%
Brazil	5.1%
South Korea	10.5%
Taiwan	15.0%
India	16.4%
China	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	3.4%
Taiwan Semiconductor Manufacturing	3.1%
Tencent Holdings	1.4%
Samsung Electronics	1.2%
United Microelectronics	1.1%
Naspers, Cl N	1.0%
People's Insurance Group of China, Cl H	1.0%
JD.com, Cl A	1.0%
CTBC Financial Holding	0.9%
PetroChina, Cl H	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/emerging-markets-equity-fund/
C000203679
Shareholder Report [Line Items]
Fund Name	LSV Emerging Markets Equity Fund
Class Name	Investor Class Shares
Trading Symbol	LVAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/emerging-markets-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Investor Class Shares	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 116,857,000
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 253
InvestmentCompanyPortfolioTurnover	7.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.8%
Repurchase Agreement	0.7%
United Arab Emirates	1.5%
Indonesia	1.6%
Poland	2.0%
Thailand	2.1%
Mexico	2.9%
Saudi Arabia	2.9%
South Africa	3.4%
Brazil	5.1%
South Korea	10.5%
Taiwan	15.0%
India	16.4%
China	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding	3.4%
Taiwan Semiconductor Manufacturing	3.1%
Tencent Holdings	1.4%
Samsung Electronics	1.2%
United Microelectronics	1.1%
Naspers, Cl N	1.0%
People's Insurance Group of China, Cl H	1.0%
JD.com, Cl A	1.0%
CTBC Financial Holding	0.9%
PetroChina, Cl H	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/emerging-markets-equity-fund/